CONCENTRATIONS	12 Months Ended
Oct. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
8.  CONCENTRATIONS

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

The Company’s sales are primarily concentrated in the United States and are primarily derived from sales to Original Equipment Manufacturers (“OEMs”) in the computer storage and server industry. Revenue is concentrated with several major customers. The loss of a major customer, a change of suppliers or a significant technological change in the industry could adversely affect operating results. The Company performs credit evaluations of its customers and generally does not require collateral on accounts receivable balances and provides allowances for potential credit losses and product sales returns. The Company has not experienced material credit losses in any of the periods presented.

The Company relies on a limited number of suppliers for its products. The inability of any supplier to fulfill supply requirements could materially impact future operating results.

The percentage of sales to significant customers was as follows:

	October 31,
	2011	2012

Customer A	71.3%	49.1%
Customer B	5.3%	13.5%

The percentage of accounts receivable, net from significant customers was as follows:

	October 31,
	2011	2012

Customer A	67.6%	66.4%
Customer B	1.8%	0.0%

The level of sales to any customer may vary from quarter to quarter. However, the Company expects that significant customer concentration will continue for the foreseeable future. The loss of any one of these customers, or a decrease in the level of sales to any one of these customers, could have a material adverse impact on the Company’s financial condition or results of operations.